RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

On September 18, 2024, the Company entered into a consulting agreement with DRE Chicago, whose principal is Paramita Das. Ms. Das was onboarded as a Chief Strategy Officer and Senior Advisor to CEO of the Company. Additionally, in December 2024, the Company entered into a binding term sheet with DRE Chicago, providing for a loan in the principal amount of $250,000, bearing interest at a rate of 15% per year, and maturing in March 2025. (the “Maturity Date”). Pursuant to the Term Sheets, an aggregate of approximately 47,000 shares of Common Stock, owned by Roshan Pujari, Chief Executive Officer of the Company, were pledged as collateral. In addition, the Company has agreed to issue to DRE Chicago an aggregate of $375,000 in Common Stock as an Equity Kicker. In addition, DRE Chicago will receive warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00 in accordance with the private placement terms. During the year ended December 31, 2025, the Company has repaid the principal amount of $250,000 along with the accrued interest of $9,166 and issued 10,474 shares of Common Stock and 52,374 warrants to DRE Chicago. Ms. Das terminated her employment with the Company in November 2025 and is no longer considered a related party as of December 31, 2025.

In December 2024, the Company entered into the Endurance Term Sheet with Endurance an affiliate of a director at the time and a shareholder, providing for the Endurance Loan in the aggregate principal amount of $1,750,000, bearing interest at a rate of 15% per year, and maturing on the Endurance Maturity Date. Pursuant to the Endurance Term Sheet, 550,000 shares of Common Stock, owned by Roshan Pujari, Chief Executive Officer of the Company, were pledged as collateral. In addition, the Company has agreed to issue to Endurance $3,500,000 in Common Stock as an Equity Kicker. In addition, Endurance will receive warrants representing the right, exercisable within five years of the closing date of up to 50% of Common Stock issued as Equity Kicker, with 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00 in accordance with the Private Placement terms. During the year ended December 31, 2025, the Company repaid the principal amount of $1,750,000 along with the accrued interest of $70,000 and issued 97,765 shares of Common Stock and 488,826 warrants to Endurance.

In March 2023, the Company entered into unsecured notes payable with three related parties. These notes payable provided the Company the ability to draw up to $1,000,000, in aggregate: $160,000 until December 31, 2023, and $840,000 until December 31, 2025. These loan facilities accrue interest, compounding semi-annually, at the long-term semi-annual Applicable Federal Rate, as established by the Internal Revenue Service, which effectively was 4.71% as of December 31, 2025. In June 2025, the Company drew $250,000 from Energy Transition Investors LLC, and repaid the amount in full during the same month. The Company has accrued interest of $422 during the year ended December 31, 2025, on the drawn amount.

The Company incurred the following expenses with related parties, which were all affiliates of the Company:

	Expense type	Year Ended December 31, 2025	Year Ended December 31, 2024

Expenses under contract due to:
DRE Chicago LLC	Consulting expense	$-	$143,057
DRE Chicago LLC	Interest	7,187	1,979
DRE Chicago LLC	Finance charges	-	375,000
Endurance Antarctica Partners II, LLC	Interest	51,042	18,958
Endurance Antarctica Partners II, LLC	Finance charges	-	3,500,000
Energy Transition Investors LLC	Interest	422	-
Total expenses		$58,651	$4,038,994

Other expenses paid on the Company’s behalf due to:
DRE Chicago LLC		$-	$6,679
Total other expenses paid on the Company’s behalf		-	6,679
Total		$58,651	$4,045,673

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2025, $58,229 of expenses were paid and $422 was due to related parties of the Company. As of December 31, 2024, $149,735 of expenses were paid and, $3,895,938 was due to related parties of the Company.

The Company entered into notes payable agreements of with related parties, all of whom were affiliates.

		Year Ended December 31, 2025	December 31, 2024

Energy Transition Investors LLC	Interest Accrued	$422	$
DRE Chicago LLC	Interest Accrued	-		1,979
Endurance Antarctica Partners II, LLC	Interest Accrued	-		18,958
DRE Chicago LLC	Short-term loan*	-		625,000
Endurance Antarctica Partners II, LLC	Short-term loan*	-		5,250,000
Notes obtained from related parties		$422		$5,895,937

*	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.

In March 2025, the Company repaid the loan principal amount of $250,000 and $1,750,000 and interest of $9,166 and $70,000 to DRE Chicago LLC and Endurance Antarctica Partners II, LLC, respectively. Further in April 2025, the Company issued 10,474 shares and 52,374 warrants to DRE Chicago LLC, and 97,765 shares and 488,826 warrants to Endurance Antarctica Partners II, LLC against Equity Kicker payable as per the terms of the loan agreement. As at December 31, 2025, the Company had repaid all the above notes.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS